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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

                                                  December 31, 2010
Report for the Calendar Year or Quarter Ended:  -----------------------------

Check here if Amendment [_]; Amendment Number: ______________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jones Collombin Investment Counsel Inc.
         --------------------------------------------

Address:   150 King Street, West, Suite 2108
         --------------------------------------------

           P.O. Box 52
         --------------------------------------------
           Toronto, Ontario, Canada, M5H 1J9
         --------------------------------------------


Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Jones
       --------------------------------------------

Title:   President
       --------------------------------------------

Phone:   416-366-1122 ext 224
       --------------------------------------------


Signature, Place, and Date of Signing:

     Douglas M. Jones      Toronto, Ontario, Canada      January 28, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

================================================================================

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                   0
                                         -----------------------------

Form 13F Information Table Entry Total:                             49
                                         -----------------------------

Form 13F Information Table Value Total:                       $333,269
                                         -----------------------------

                                                  (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

Name of Issuer               Title of Class   CUSIP      Value       Shares or     SH/ PUT/ Investment  Other
                                                       (x$1,000)  Principal Amount PRN CALL Discretion Managers
AGRIUM INC                   COM            008916108 $      9.15         100      sh          Sole
AT&T INC                     COM            00206R102 $  8,855.16      302005      sh          Sole
BANK NOVA SCOTIA HALIFAX     COM            064149107 $ 11,628.70      203655      sh          Sole
BANK OF AMERICA CORPORATION  COM            060505104 $ 10,085.97      757585      sh          Sole
BARRICK GOLD CORP            COM            067901108 $ 26,661.19      501905      sh          Sole
CANADIAN NAT RES LTD         COM            136385101 $    113.98        2570      sh          Sole
CANADIAN NATL RY CO          COM            136375102 $    201.70        3040      sh          Sole
CANADIAN PAC RY LTD          COM            13645T100 $  4,621.49       71518      sh          Sole
CARNIVAL CORP                PAIRED CTF     143658300 $     15.88         345      sh          Sole
CDN IMPERIAL BK OF COMMERCE  COM            136069101 $     21.93         280      sh          Sole
CENOVUS ENERGY INC           COM            15135U109 $    116.48        3500      sh          Sole
CHEVRON CORP NEW             COM            166764100 $    166.20        1825      sh          Sole
CLOROX CO DEL                COM            189054109 $ 10,481.13      165963      sh          Sole
COCA COLA CO                 COM            191216100 $  7,120.13      108475      sh          Sole
ENBRIDGE INC                 COM            29250N105 $  1,368.21       24315      sh          Sole
ENCANA CORP                  COM            292505104 $    101.82        3500      sh          Sole
ENERPLUS RES FD              UNIT TR        29274D604 $  8,597.72      280330      sh          Sole
GOLDCORP INC NEW             COM            380956409 $     18.35         400      sh          Sole
HEWLETT PACKARD CO           COM            428236103 $  7,967.04      189620      sh          Sole
ISHARES TR                   MSCI EMERG MKT 464287234 $ 15,420.83      324330      sh          Sole
ISHARES TR                   IBOXX INV CPBD 464287242 $     69.80         645      sh          Sole
ISHARES TR                   MSCI EAFE IDX  464287465 $ 13,753.58      236708      sh          Sole
ISHARES TR                   HIGH YLD CORP  464288513 $     65.33         725      sh          Sole
KELLOGG CO                   COM            487836108 $  8,799.54      172615      sh          Sole
KRAFT FOODS INC              CL A           50075N104 $ 12,168.57      386955      sh          Sole
MANULIFE FINL CORP           COM            56501R106 $ 15,337.91      894339      sh          Sole
MCDONALDS CORP               COM            580135101 $  7,694.74      100445      sh          Sole
MEDTRONIC INC                COM            585055106 $  8,708.71      235270      sh          Sole
MICROSOFT CORP               COM            594918104 $     13.93         500      sh          Sole
NORFOLK SOUTHERN CORP        COM            655844108 $  6,759.08      107810      sh          Sole
PENN WEST ENERGY TR          TR UNIT        707885109 $ 10,229.03      429070      sh          Sole
POTASH CORP SASK INC         COM            73755L107 $     15.45         100      sh          Sole
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104 $ 14,448.15      265830      sh          Sole
PROCTER & GAMBLE CO          COM            742718109 $  8,763.03      136493      sh          Sole
ROGERS COMMUNICATIONS INC    CL B           775109200 $  5,349.16      154600      sh          Sole
ROYAL BK CDA MONTREAL QUE    COM            780087102 $     66.71        1275      sh          Sole
SELECT SECTOR SPDR TR        SBI CONS STPLS 81369Y308 $     40.45        1383      sh          Sole
SIEMENS A G                  SPONSORED ADR  826197501 $  7,905.72       63755      sh          Sole
STRYKER CORP                 COM            863667101 $  5,749.68      107285      sh          Sole
SUN LIFE FINL INC            COM            866796105 $ 12,794.94      424940      sh          Sole
SUNCOR ENERGY INC NEW        COM            867224107 $ 19,891.63      519635      sh          Sole
TECK RESOURCES LTD           CL B           878742204 $    520.27        8420      sh          Sole
TELUS CORP                   NON-VTG SHS    87971M202 $  6,117.93      141455      sh          Sole
THOMSON REUTERS CORP         COM            884903105 $  8,646.12      232173      sh          Sole
TIM HORTONS INC              COM            88706M103 $ 10,188.57      247897      sh          Sole
TORONTO DOMINION BK ONT      COM NEW        891160509 $ 12,885.35      173540      sh          Sole
TRANSCANADA CORP             COM            89353D107 $ 12,653.79      333082      sh          Sole
WAL MART STORES INC          COM            931142103 $ 10,016.30      186100      sh          Sole
WALGREEN CO                  COM            931422109 $     42.77        1100      sh          Sole
                                                      $333,269.29

                              Voting Authority
Name of Issuer               ------------------
                              SOLE  SHARED NONE
AGRIUM INC                      100
AT&T INC                     302005
BANK NOVA SCOTIA HALIFAX     203655
BANK OF AMERICA CORPORATION  757585
BARRICK GOLD CORP            501905
CANADIAN NAT RES LTD           2570
CANADIAN NATL RY CO            3040
CANADIAN PAC RY LTD           71518
CARNIVAL CORP                   345
CDN IMPERIAL BK OF COMMERCE     280
CENOVUS ENERGY INC             3500
CHEVRON CORP NEW               1825
CLOROX CO DEL                165963
COCA COLA CO                 108475
ENBRIDGE INC                  24315
ENCANA CORP                    3500
ENERPLUS RES FD              280330
GOLDCORP INC NEW                400
HEWLETT PACKARD CO           189620
ISHARES TR                   324330
ISHARES TR                      645
ISHARES TR                   236708
ISHARES TR                      725
KELLOGG CO                   172615
KRAFT FOODS INC              386955
MANULIFE FINL CORP           894339
MCDONALDS CORP               100445
MEDTRONIC INC                235270
MICROSOFT CORP                  500
NORFOLK SOUTHERN CORP        107810
PENN WEST ENERGY TR          429070
POTASH CORP SASK INC            100
POWERSHARES QQQ TRUST        265830
PROCTER & GAMBLE CO          136493
ROGERS COMMUNICATIONS INC    154600
ROYAL BK CDA MONTREAL QUE      1275
SELECT SECTOR SPDR TR          1383
SIEMENS A G                   63755
STRYKER CORP                 107285
SUN LIFE FINL INC            424940
SUNCOR ENERGY INC NEW        519635
TECK RESOURCES LTD             8420
TELUS CORP                   141455
THOMSON REUTERS CORP         232173
TIM HORTONS INC              247897
TORONTO DOMINION BK ONT      173540
TRANSCANADA CORP             333082
WAL MART STORES INC          186100
WALGREEN CO                    1100
